Property and Equipment, Net (Details) - Schedule of property, plant and equipment, net - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 56,062	$ 51,241
Less: accumulated depreciation	(43,268)	(35,926)
Property and equipment, net	12,794	15,315
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	53,473	48,814
Office furniture [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 2,589	$ 2,427